Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
					Average		Value of Initial Fixed $100
	Summary	Summary			Summary	Average	Investment Based on:
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Kronos	Peer
	Table	Table	Actually	Actually	Table	Actually	Worldwide	Group	Net
	Total for	Total for	Paid to	Paid to	Total for	Paid to	Total	Total	Income
	PEO	PEO	PEO	PEO	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)
	Graham (1)	Buch (1)	Graham (1)(2)	Buch (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($)
Year	($)	($)	($)	($)	($)	($)	($)	($)	( in millions)
2025	n/a	2,293,000	n/a	2,293,000	1,126,200	1,126,200	39	48	(110.9)
2024	n/a	2,247,000	n/a	2,247,000	1,189,750	1,189,750	83	78	86.2
2023	n/a	2,138,000	n/a	2,138,000	1,119,189	1,119,189	81	127	(49.1)
2022	4,570,000	1,772,000	4,570,000	1,772,000	993,792	993,792	70	119	104.5
2021	3,735,000	n/a	3,735,000	n/a	1,215,200	1,215,200	106	149	112.9
(1)

Our only PEO for 2021 was Robert D. Graham, and our only PEO for 2023 through 2025 was James M. Buch. In 2022, we had two PEOs: Mr. Graham served as our chief executive officer until May 2022, when Mr. Buch succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)The non-PEO NEOs for each year were as follows:

2025: Michael S. Simmons, Brian W. Christian, John A. Sunny, Bradley E. Troutman, Tim C. Hafer

2024: Michael S. Simmons, Brian W. Christian, Tim C. Hafer, John A. Sunny

2023: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2020 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2025, namely The Chemours Company and Tronox Holdings plc.

Named Executive Officers, Footnote
(1)

Our only PEO for 2021 was Robert D. Graham, and our only PEO for 2023 through 2025 was James M. Buch. In 2022, we had two PEOs: Mr. Graham served as our chief executive officer until May 2022, when Mr. Buch succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(3)The non-PEO NEOs for each year were as follows:

2025: Michael S. Simmons, Brian W. Christian, John A. Sunny, Bradley E. Troutman, Tim C. Hafer

2024: Michael S. Simmons, Brian W. Christian, Tim C. Hafer, John A. Sunny

2023: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John A. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

Peer Group Issuers, Footnote
(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2020 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2025, namely The Chemours Company and Tronox Holdings plc.

Non-PEO NEO Average Total Compensation Amount	$ 1,126,200	$ 1,189,750	$ 1,119,189	$ 993,792	$ 1,215,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,126,200	1,189,750	1,119,189	993,792	1,215,200
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 39	83	81	70	106
Peer Group Total Shareholder Return Amount	48	78	127	119	149
Net Income (Loss)	$ (110,900,000)	86,200,000	(49,100,000)	104,500,000	112,900,000
PEO Name	James M. Buch
Robert D. Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,570,000	3,735,000
PEO Actually Paid Compensation Amount				4,570,000	$ 3,735,000
James M. Buch
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,293,000	2,247,000	2,138,000	1,772,000
PEO Actually Paid Compensation Amount	$ 2,293,000	$ 2,247,000	$ 2,138,000	$ 1,772,000